Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
As of September 30, 2013, the Company’s bank debt is as follows:

	Deutsche Bank	Credit Suisse	NBG	Total
December 31, 2012	$29,259	$36,450	$23,237	$88,946
Additions	-	-	-	-
Payments	-	-	-	-
Sepember 30, 2013	$29,259	$36,450	$23,237	$88,946